Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Assets (Details) - EBP CLW NR - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 223,452,555	$ 225,962,996	$ 294,714,086
Loans in deemed distributed status	(169,622)	(131,729)
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution		31,104
Employer contribution receivable	(81,398)	(31,104)
Net assets available for benefits per the Form 5500	$ 223,201,535	$ 225,800,163